VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Banks: 16.7%
Bank Hapoalim BM #	350,118	$3,466,224
Bank Leumi Le-Israel BM #	395,814	4,263,785
First International Bank Of Israel Ltd. #	18,278	787,017
Israel Discount Bank Ltd. #	357,963	2,226,126
Mizrahi Tefahot Bank Ltd. #	51,995	2,030,417
		12,773,569
Capital Goods: 6.1%
Ashtrom Group Ltd. #	9,631	284,348
Elbit Systems Ltd.	8,659	1,908,877
Elco Ltd. #	2,138	182,480
Electra Ltd. #	364	270,813
Kornit Digital Ltd. *	13,553	1,120,698
RADA Electronic Industries Ltd. * †	16,664	232,129
Shapir Engineering and Industry Ltd. # *	30,238	300,184
Shikun & Binui Ltd. # *	58,993	353,324
		4,652,853
Commercial & Professional Services: 0.3%
Danel Adir Yeoshua Ltd. #	1,336	245,781
Consumer Durables & Apparel: 0.9%
Azorim-Investment Development & Construction Co. Ltd. # *	16,715	92,181
Delta Galil Industries Ltd. #	2,633	179,733
Electra Consumer Products 1970 Ltd. #	2,582	152,732
Maytronics Ltd. #	13,073	255,061
		679,707
Consumer Services: 0.5%
888 Holdings Plc	82,521	200,462
Fattal Holdings 1998 Ltd. # *	1,483	212,378
		412,840
Diversified Financials: 1.4%
Altshuler Shaham Provident Funds & Pension Ltd. #	19,270	90,061
Isracard Ltd. #	60,664	299,202
Plus500 Ltd. #	29,943	553,764
Tel Aviv Stock Exchange Ltd. #	28,800	147,481
		1,090,508
Energy: 1.8%
Delek Group Ltd. # *	3,289	476,124
Energean Plc *	28,753	450,885
Oil Refineries Ltd. # *	592,593	235,145
Paz Oil Co. Ltd. # *	1,654	242,621
		1,404,775
Food & Staples Retailing: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. #	2,488	198,387
Shufersal Ltd. #	41,090	371,591
		569,978
Food, Beverage & Tobacco: 0.5%
Strauss Group Ltd. #	11,858	353,272
Health Care Equipment & Services: 3.0%
Inmode Ltd. *	17,631	650,760
	Number of Shares	Value
Health Care Equipment & Services (continued)
Nano-X Imaging Ltd. * †	12,101	$131,175
Novocure Ltd. * †	18,147	1,503,479
		2,285,414
Insurance: 3.3%
Clal Insurance Enterprises Holdings Ltd. # *	20,180	473,467
Harel Insurance Investments & Financial Services Ltd. #	40,509	493,962
IDI Insurance Co. Ltd. #	2,688	91,236
Lemonade, Inc. * †	14,467	381,495
Menora Mivtachim Holdings Ltd. # *	8,511	210,017
Migdal Insurance & Financial Holdings Ltd. #	119,473	212,978
Phoenix Holdings Ltd. #	48,685	639,057
		2,502,212
Materials: 3.4%
ICL Group Ltd.	161,905	1,954,193
Israel Corp. Ltd. # *	1,189	687,736
		2,641,929
Media & Entertainment: 1.9%
Perion Network Ltd. * †	9,874	222,066
Playtika Holding Corp. *	33,045	638,760
Taboola.com Ltd. *	69,956	360,973
Tremor International Ltd. # *	27,670	213,819
		1,435,618
Pharmaceuticals, Biotechnology & Life
Sciences: 4.4%
Compugen Ltd. * †	21,426	68,992
Taro Pharmaceutical Industries Ltd. *	2,938	127,098
Teva Pharmaceutical Industries Ltd. (ADR) *	338,918	3,182,440
		3,378,530
Real Estate: 6.6%
AFI Properties Ltd. #	3,073	183,240
Airport City Ltd. # *	16,644	378,704
Alony Hetz Properties & Investments Ltd. #	36,540	605,604
Amot Investments Ltd. #	49,750	372,720
Azrieli Group Ltd. #	12,728	1,118,168
Big Shopping Centers Ltd. #	2,895	446,994
Gav-Yam Lands Corp. Ltd. #	15,209	178,780
Gazit-Globe Ltd. #	17,320	157,094
Israel Canada T.R Ltd. #	26,021	142,034
Isras Investment Co. Ltd. #	445	111,013
Mega Or Holdings Ltd. #	3,745	146,674
Melisron Ltd. # *	5,002	416,048
Mivne Real Estate KD Ltd. #	89,943	350,789
Property & Building Corp. Ltd. # *	690	92,787
Summit Real Estate Holdings Ltd. # *	8,131	185,671
YH Dimri Construction & Development Ltd. #	1,665	154,176
		5,040,496
Retailing: 2.9%
Delek Automotive Systems Ltd. #	10,629	163,599
Fiverr International Ltd. * †	10,734	816,535

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VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Retailing (continued)
Fox Wizel Ltd. #	1,916	$306,308
Global-e Online Ltd. *	22,916	774,103
Tadiran Group Ltd. #	1,099	178,344
		2,238,889
Semiconductors & Semiconductor Equipment: 10.1%
Camtek Ltd. * †	8,323	253,518
CEVA, Inc. *	5,997	243,778
Nova Ltd. *	8,110	883,017
SolarEdge Technologies, Inc. *	15,406	4,966,432
Tower Semiconductor Ltd. *	29,469	1,426,300
		7,773,045
Software & Services: 26.8%
Amdocs Ltd.	34,360	2,824,736
Check Point Software Technologies Ltd. *	33,396	4,617,331
Cognyte Software Ltd. *	16,687	188,730
CyberArk Software Ltd. *	12,505	2,110,219
Formula Systems 1985 Ltd. #	2,265	226,789
Hilan Ltd. #	2,957	182,561
ironSource Ltd. *	132,480	635,904
JFrog Ltd. *	18,590	501,000
LivePerson, Inc. *	15,385	375,702
Magic Software Enterprises Ltd.	5,606	96,591
Matrix IT Ltd. #	9,054	235,986
Monday.com Ltd. * †	4,936	780,233
Nice Ltd. (ADR) * †	15,623	3,421,437
One Software Technologies Ltd. #	6,151	106,530
Payoneer Global, Inc. *	63,069	281,288
Sapiens International Corp. NV	9,644	244,861
Varonis Systems, Inc. *	26,274	1,249,066
Verint Systems, Inc. *	16,039	829,216
Wix.com Ltd. *	15,523	1,621,533
		20,529,713
Technology Hardware & Equipment: 1.9%
AudioCodes Ltd. †	7,522	192,187
BATM Advanced Communications Ltd. # †	81,048	55,763
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Gilat Satellite Networks Ltd. *	13,608	$119,886
Ituran Location and Control Ltd.	2,994	68,922
Nano Dimension Ltd. (ADR) *	82,214	292,682
Radware Ltd. *	10,692	341,823
Stratasys Ltd. *	15,412	391,311
		1,462,574
Telecommunication Services: 2.0%
Bezeq The Israeli Telecommunication Corp. Ltd. # *	706,555	1,210,636
Cellcom Israel Ltd. # *	22,294	128,356
Partner Communications Co. Ltd. # *	22,914	189,789
		1,528,781
Transportation: 1.6%
ZIM Integrated Shipping Services Ltd.	16,606	1,207,422
Utilities: 2.9%
Energix-Renewable Energies Ltd. #	60,278	230,032
Enlight Renewable Energy Ltd. # *	194,708	455,896
Kenon Holdings Ltd. #	4,574	300,893
OPC Energy Ltd. # *	19,321	219,929
Ormat Technologies, Inc. †	12,546	1,026,639
		2,233,389
Total Common Stocks (Cost: $52,380,641)		76,441,295

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $890,652)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	890,652	890,652
Total Investments: 100.9% (Cost: $53,271,293)		77,331,947
Liabilities in excess of other assets: (0.9)%		(712,836)
NET ASSETS: 100.0%		$76,619,111

Definitions:

ADR	American Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,524,411 which represents 39.8% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,596,251.
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Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.9%	$2,964,399
Consumer Discretionary	4.3	3,331,436
Consumer Staples	1.2	923,250
Energy	1.8	1,404,775
Financials	21.4	16,366,289
Health Care	7.4	5,663,944
Industrials	8.0	6,106,056
Information Technology	39.0	29,765,332
Materials	3.5	2,641,929
Real Estate	6.6	5,040,496
Utilities	2.9	2,233,389
	100.0%	$76,441,295
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